Document and Entity Information	Aug. 24, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001752836
Document Type	8-K
Document Period End Date	Aug. 24, 2022
Entity Registrant Name	COVETRUS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38794
Entity Tax Identification Number	83-1448706
Entity Address, Address Line One	7 Custom House Street
Entity Address, City or Town	Portland
Entity Address, State or Province	ME
Entity Address, Postal Zip Code	04101
City Area Code	(888)
Local Phone Number	280-2221
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	CVET
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false